SHAREHOLDERS' EQUITY (Schedule of Employee Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding at January 1, 2020	123,519
Granted	16,014	62,662
Exercised
Forfeited	(5,000)
Outstanding at December 31, 2020	134,533	123,519
Exercisable at December 31, 2020	65,021
Weighted-average exercise price
Outstanding at January 1, 2020	$ 4.65
Granted	4.35
Exercised
Forfeited	6.38
Outstanding at December 31, 2020	4.55	$ 4.65
Exercisable at December 31, 2020	$ 4.37
Weighted- average remaining contractual life (in months)
Outstanding	96 months	95 months
Granted	106 months
Forfeited	107 months
Exercisable at December 31, 2020	93 months
Aggregate intrinsic value
Outstanding	$ 108	$ 12
Exercisable at December 31, 2020	$ 56